Property and equipment, Depreciation and amortization (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 13,482	$ 15,273	$ 27,313	$ 29,467	$ 58,529	$ 39,352	$ 35,226
Capitalized costs related to internal development of software					8,400	3,900	4,100
Amortization expense related to software development costs	$ 1,500	$ 1,000	$ 3,000	$ 2,100	4,800	2,600	2,000
Property and equipment
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense					$ 40,800	$ 38,400	$ 35,200